THE PIONEER GROUP, INC.
           60 State Street
           Boston, MA 02109-1820
           617-742-7825



[Pioneer logo]


                                                 April 3, 2000

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer International Growth Fund (the "Fund")
     (File Nos. 33-53746 and 811-07318)
     CIK No. 0000893660

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 10 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0000893660-00-000009) on March 29, 2000.

     If you have any questions about this certification, please contact me at (617) 422-4742 (collect).

                                                 Very truly yours,



                                                 /s/ Deborah A. Kessinger
                                                 Deborah A. Kessinger
                                                 Senior Legal Product Manager

cc:  Ms. Victoria J. Caviasca
     Mr. Joseph P. Barri
     Mr. David C. Phelan
     Mr. Charles F. McCain